RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES - Interest expense and other financing costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES
Interest and amortized issuance costs relating to debentures and term loans	$ 26,632	$ 18,544
Amortization of deferred financing costs and other interest expense and accretion charges	2,169	3,869
Interest expense related to lease obligations	1,300
Interest expense and other finance costs	30,101	22,413
Less: Capitalized interest	(160)
Interest expense and other finance costs	$ 29,941	$ 22,413